Lease Arrangements - Right-of-use Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 27,728.5	$ 17,232.4	$ 987.5
Additions to right-of-use assets	13,481.2	1,033.0
Depreciation of right-of-use assets	2,681.6	2,622.7
Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	79.6	55.0
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	25,141.9	14,064.0
Depreciation of right-of-use assets	1,312.9	957.1
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,544.8	2,351.8
Depreciation of right-of-use assets	569.5	458.8
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		775.8
Depreciation of right-of-use assets	775.8	1,184.4
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	41.8	40.8
Depreciation of right-of-use assets	$ 23.4	$ 22.4